Goodwill	3 Months Ended
Jun. 30, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
6.	Goodwill:
The aggregate amount of goodwill is allocated to each reporting unit as follows:

	June 30, 2022	March 31, 2022
Biodroga	$2,550,785	$2,625,851
Sprout	19,542,437	19,542,437

	$22,093,222	$22,168,288